Short-term investments (Tables)	6 Months Ended
Jun. 30, 2021
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Summary of Short-term investments classification
Short-term investments classification as of December 31, 2020 and June 30, 2021 were shown as below:

	As of December 31, 2020
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrecognized gains	Gross unrecognized losses	Fair value
	RMB					RMB
Held-to-maturity debt investments	80,000	—	—	—	—	80,000

	As of June 30, 2021
	Cost or Amortized cost		Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrecognized gains	Gross unrecognized losses	Fair value
	RMB	US$					RMB	US$
Held-to-maturity debt investments	30,000	4,646	—	—	—	—	30,000	4,646